Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues		$ 3,163,432	$ 2,030,855	$ 863,228
Expenses
(Reversal of) allowance for expected credit loss		(14,335)	21,321	(71)
Amortization of intangible assets		402,527	64,006
Commissions		408,268	169,262
Depreciation		1,471	1,468	474
Exchange loss (gain)		57,269	(7,618)	54
Interest expenses-a related party		558
IT maintenance fees		184,746	19,160
Occupancy costs		76,420	92,294	95,263
Travel and business development		33,405	16,599	33,715
Other administrative expenses		38,698	29,878	21,527
Total expenses		1,872,963	1,049,989	394,878
Income before income taxes		1,290,469	980,866	468,350
Provision for income taxes		(289,134)	(182,150)	(48,792)
Net income		1,001,335	798,716	419,558
Other comprehensive income (loss)
Foreign currency translation adjustments		2,707	10,698	(198)
Total comprehensive income		$ 1,004,042	$ 809,414	$ 419,360
Earnings per share:
Basic		$ 0.10	$ 0.08	$ 0.04
Diluted		$ 0.10	$ 0.08	$ 0.04
Weighted average number of ordinary shares outstanding:
Ordinary shares - Basic	[1]	10,124,830	10,079,643	10,003,299
Ordinary shares - diluted	[1]	10,124,830	10,079,643	10,003,299
Nonrelated Party [Member]
Expenses
Compensation and benefits		$ 101,002	$ 112,928	$ 99,030
Professional fees		375,052	346,802	67,796
Related Party [Member]
Expenses
Compensation and benefits		184,065	183,889	77,090
Interest expenses-a related party		558
Professional fees		23,817
Administrative Services Fees-A Related Party [Member]
Revenues
Total revenues		50,446	67,113	66,937
Fintech Services Fees - Algorithm And Big Data [Member]
Revenues
Total revenues		3,025,275	1,373,137
Fintech Services Fees Blockchain [Member]
Revenues
Total revenues		23,177	58,902
Investment Brokerage Fees [Member]
Revenues
Total revenues			512,046	288,548
Project Brokerage Fees [Member]
Revenues
Total revenues				76,606
Project Research Fees [Member]
Revenues
Total revenues		64,148		365,153
Project Research Fees-A Related Party [Member]
Revenues
Total revenues				63,838
Interest Income And Others [Member]
Revenues
Total revenues		$ 386	$ 19,657	$ 2,146

[1]	Shares presented on a retroactive basis to reflect the reorganization.